Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities
of
Kayne Anderson Energy Total Return Fund, Inc.
1800 Avenue of the Stars, Second Floor
Los Angeles, CA 90067
under the
Investment Company Act of 1940
Securities Act File No. 333-129409
Investment Company Act File No. 811-21750
(1)	Title of the class of securities of Kayne Anderson Energy Total Return Fund, Inc. (the “Company”) to be redeemed:
Auction Rate Preferred Stock, Series A, in $25,000 denominations (CUSIP 48660P203) (the “Series A Shares”).
Auction Rate Preferred Stock, Series B, in $25,000 denominations (CUSIP 48660P302) (the “Series B Shares”).
Auction Rate Preferred Stock, Series C, in $25,000 denominations (CUSIP 48660P401) (the “Series C Shares”).
(2)	Date on which the securities are to be called or redeemed:
The Series A Shares will be redeemed on July 2, 2008.
The Series B Shares will be redeemed on July 3, 2008.
The Series C Shares will be redeemed on June 30, 2008.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
The Series A Shares are to be redeemed pursuant to Section 3(a)(i) of Part I of the Articles Supplementary of the Company, dated as of December 16, 2005.
The Series B Shares are to be redeemed pursuant to Section 3(a)(i) of Part I of the Articles Supplementary of the Company, dated as of December 16, 2005.
The Series C Shares are to be redeemed pursuant to Section 3(a)(i) of Part I of the Articles Supplementary of the Company, dated as of December 16, 2005.
(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
The Company intends to redeem, pro-rata, a portion of the outstanding Series A Shares, representing an aggregate principal amount of $41,675,000.
The Company intends to redeem, pro-rata, a portion of the outstanding Series B Shares, representing an aggregate principal amount of $41,675,000.
The Company intends to redeem, pro-rata, a portion of the outstanding Series C Shares, representing an aggregate principal amount of $41,675,000.

SIGNATURE
     Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 29th day of May, 2008.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
By:	/s/ Kevin McCarthy
Name:	Kevin McCarthy
Title:	Chief Executive Officer and President